Long-Term Investments (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 24, 2018	Aug. 15, 2018	Nov. 02, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Long-Term Investments (Textual)
Issued shares				$ 694,219	$ 80,000	$ 80,000	$ 5,850,000
Rgene [Member]
Long-Term Investments (Textual)
Percentage of common stock shares				31.63%		31.62%
Issued shares	$ 2,550,000
Common stock price	$ 1.60
Aggregate number of shares	1,530,000
BioFirst [Member]
Long-Term Investments (Textual)
Percentage of common stock shares				16.14%		15.84%
Sale of common stock, description		The Company subsequently purchased an aggregate of 200,000 and 366,200 shares of common stock of BHK at NT$10, equivalent to $0.33, and NT$50, equivalent $1.64, from one of directors of BHK and eleven shareholders of BHK, respectively. The percentage of ownership accordingly increased to 7.13% as of March 31, 2019 and December 31, 2018.	The Company subsequently purchased an aggregate of 200,000 and 366,200 shares of common stock of BHK at NT$10, equivalent to $0.33, and NT$50, equivalent $1.64, from one of directors of BHK and eleven shareholders of BHK, respectively. The percentage of ownership accordingly increased to 7.13% as of March 31, 2019 and December 31, 2018.			The Company sold 552,000 shares of common stock of BioHopeKing Corporation (the "BHK") at prices ranging from NT$25, equivalent $0.82, to NT$32, equivalent $1.05, to two directors of BHK and 25 individuals. As a result of the transactions, the Company recognized investment loss of $395,476 for the same period.